ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unaudited		March 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)
ARGENTINA 0.3%
Common Stocks 0.3%
Tenaris, ADR (USD)	33,600	1,542
Total Argentina (Cost $1,160)		1,542
AUSTRALIA 3.1%
Common Stocks 3.1%
AMP (1)	253,700	2,136
Brambles (2)	286,586	3,161
Macquarie Infrastructure, Equity Units (1)	1,126,300	3,505
QBE Insurance	87,000	2,224
Rinker Group	97,800	1,430
Rio Tinto (1)	53,000	3,385
Total Australia (Cost $11,520)		15,841
AUSTRIA 1.2%
Common Stocks 1.2%
Erste Bank der Oesterreich Sparkasse	79,660	6,211
Total Austria (Cost $4,169)		6,211
BELGIUM 1.4%
Common Stocks 1.4%
InBev	68,720	4,967
UCB (1)	34,185	1,992
Total Belgium (Cost $5,393)		6,959
BRAZIL 2.7%
Common Stocks 2.3%
Companhia Vale Do Rio Doce, ADR
(1 ADR represents 1 preference 'A' share) (USD)	109,200	3,416
Gol Linhas Aereas Intel, ADR (USD) (1)	85,300	2,596
Petroleo Brasileiro, ADR
(1 ADR represents 1 preference share) (USD) (1)	60,520	5,407
		11,419
Preferred Stocks 0.4%
Banco Itau Holdings Financiera	67,600	2,360
		2,360
Total Brazil (Cost $6,977)		13,779
CHINA 0.8%
Common Stocks 0.8%
China Overseas Land & Investment (HKD) (1)	1,612,000	2,028
China Petroleum & Chemical (HKD)	2,128,000	1,800
Total China (Cost $2,534)		3,828
DENMARK 2.1%
Common Stocks 2.1%
Danske Bank A/S	110,800	5,161
Novo Nordisk, Series B	61,355	5,605
Total Denmark (Cost $7,214)		10,766
EGYPT 0.6%
Common Stocks 0.6%
MobiNil-Egyptian	51,689	1,429
Orascom Telecom	19,600	1,359
Total Egypt (Cost $2,875)		2,788
FINLAND 0.8%
Common Stocks 0.8%
Nokia (1)(2)	165,299	3,809
Total Finland (Cost $524)		3,809

FRANCE 10.1%
Common Stocks 10.1%
Accor (1)	73,283	7,012
AXA	159,592	6,775
LVMH (1)	34,163	3,795
Pernod-Ricard (1)	35,447	7,197
PPR (1)	25,189	4,033
Schneider Electric	42,451	5,395
Schneider Electric (New shares) (2)	2,043	251
Societe Generale (1) (2)	30,738	5,318
Suez (1)	96,000	5,069
Total	82,562	5,791
Total France (Cost $32,507)		50,636

GERMANY 3.1%
Common Stocks 3.1%
Allianz SE	21,690	4,459
Deutsche Boerse	10,700	2,454
Fresenius Medical Care	36,400	5,302
Hypo Real Estate Holding (1)	51,960	3,318
Total Germany (Cost $12,349)		15,533

GREECE 2.6%
Common Stocks 2.6%
Cosmote Mobile Communication	57,006	1,709
Hellenic Telecommunications (2)	188,480	5,162
National Bank of Greece	121,190	6,435
Total Greece (Cost $8,506)		13,306

HONG KONG 1.3%
Common Stocks 1.3%
Foxconn (1)(2)	1,007,000	3,093
Kingboard Chemicals Holdings	366,000	1,536
Shangri-La Asia	736,000	1,818
Total Hong Kong (Cost $6,246)		6,447

INDIA 1.7%
Common Stocks 1.7%
BF Utilities (2)	34,292	1,863
Bharti Airtel (2)	274,442	4,881
Suzlon Energy	84,211	1,953
Total India (Cost $6,633)		8,697

IRELAND 1.7%
Common Stocks 1.7%
Anglo Irish Bank	251,200	5,375
CRH	74,500	3,187
Total Ireland (Cost $5,481)		8,562

ITALY 7.1%
Common Stocks 7.1%
AEM S.p.A.	1,720,600	6,213
Banco Popolare di Milano	188,600	2,923
Banco Popolare di Verona (1)	203,100	6,315
Eni S.p.A.	157,001	5,115
Intesa Sanpaolo	459,890	3,497
Intesa Sanpaolo rnc	788,900	5,909
Saipem	188,810	5,505
Total Italy (Cost $25,187)		35,477

JAPAN 19.2%

Common Stocks 19.2%
Chugai Pharmaceutical	85,000	2,145
Credit Saison	77,900	2,560
Fanuc	32,000	2,973
Honda	70,200	2,443
HOYA	84,600	2,801
Ibiden	76,300	3,948
JSR (1)	67,400	1,552
Keyence (1)	16,400	3,693
Leopalace21	49,500	1,635
Marui (1)	265,200	3,245
Mitsubishi Corporation	137,400	3,182
Mitsubishi Estate (1)	99,000	3,245
Mitsubishi UFJ Financial	383	4,314
Mitsui Fudosan	261,000	7,648
Mitsui Trust Holdings	139,000	1,368
Nidec (1)	41,200	2,652
Nitto Denko (1)	31,600	1,480
ORIX	17,630	4,583
Otsuka (1)	28,700	2,742
Rakuten (1)	5,631	2,675
Resona Holdings (1)	1,090	2,926
Secom	52,700	2,441
Sega Sammy Holdings (1)	91,100	2,122
Seven & I (1)	80,200	2,438
Shin-Etsu Chemical	52,200	3,178
SMC	25,200	3,374
Sony (1)	87,200	4,423
Sumitomo Mitsui Financial (1)	681	6,171
T&D Holdings	41,300	2,843
Toyota Motor	93,900	6,004
Total Japan (Cost $71,388)		96,804
KAZAKHSTAN 0.4%
Common Stocks 0.4%
Halyk Savings Bank, GDR, Regulation S Shares (USD) (2)	75,500	1,812
Total Kazakhstan (Cost $1,498)		1,812
MEXICO 2.9%
Common Stocks 2.9%
America Movil, ADR, Series L (USD)	119,600	5,716
Grupo Financiero Banorte S.A.B. de C.V.	1,098,600	5,202
Grupo Televisa, ADR (USD)	67,200	2,002
Wal-Mart de Mexico	405,152	1,729
Total Mexico (Cost $3,519)		14,649
NETHERLANDS 2.5%
Common Stocks 2.5%
ABN AMRO	136,170	5,868
Aegon	125,756	2,509
Koninklijke Numico (1)	82,627	4,267
Total Netherlands (Cost $9,240)		12,644
NORWAY 0.9%
Common Stocks 0.9%
Telenor ASA (1)	243,800	4,332
Total Norway (Cost $3,111)		4,332
RUSSIA 0.3%
Common Stocks 0.3%
TMK OAO, GDR (USD) (2)	45,700	1,535
Total Russia (Cost $1,460)		1,535
SINGAPORE 0.9%
Common Stocks 0.9%
Sembcorp Marine	901,800	2,092
StarHub	1,408,285	2,645
Total Singapore (Cost $4,065)		4,737
SOUTH AFRICA 0.6%
Common Stocks 0.6%
Naspers, N Shares	120,900	2,913
Total South Africa (Cost $1,576)		2,913
SOUTH KOREA 0.3%
Common Stocks 0.3%
Lotte Shopping (1)	4,546	1,599
Total South Korea (Cost $1,953)		1,599
SPAIN 7.3%
Common Stocks 7.3%
Acciona (1)	27,992	6,070
ACS Actividades Construccion y Servicios (1)	107,100	6,510
Banco Bilbao Vizcaya Argenta (1)	132,600	3,259
Banco Espanol de Credito (1)	191,600	4,584
Cintra Concesiones De Infrae	115,715	2,170
Enagas	120,000	3,104
Grupo Ferrovial (1)	49,000	4,964
Telefonica (1)	275,009	6,069
Total Spain (Cost $29,559)		36,730

SWEDEN 2.7%
Common Stocks 2.7%
Assa-Abloy, Series B (1)	238,000	5,469
Atlas Copco, Series A (1)	182,800	6,071
Modern Times Group, Series B	31,800	1,860
Total Sweden (Cost $11,127)		13,400

SWITZERLAND 6.6%
Common Stocks 6.6%
Adecco (1)	13,971	889
Credit Suisse Group	71,310	5,128
Nobel Biocare	14,242	5,203
Novartis (1)	134,707	7,359
Swiss Life Holding	30,400	7,646
The Swatch Group, B Shares	516	137
UBS	118,036	7,028
Total Switzerland (Cost $23,214)		33,390

TAIWAN 2.1%
Common Stocks 2.1%
Cathay Financial	950,000	1,972
Delta Electronics	504,000	1,630
Hon Hai Precision	342,400	2,297
Mediatek	226,000	2,595
Taiwan Semiconductor, ADR (USD)	186,738	2,008
Total Taiwan (Cost $9,272)		10,502
TURKEY 0.4%

Common Stocks 0.4%
Turkiye Garanti Bankasi	432,000	1,941
Total Turkey (Cost $1,532)		1,941

UNITED KINGDOM 10.7%

Common Stocks 10.7%
AMVESCAP	292,500	3,224
Aviva	324,100	4,775
BP	246,067	2,674
Capita Group	363,000	4,877
Friends Provident	978,390	3,708
GlaxoSmithKline	182,260	5,012
Johnson Matthey	153,400	4,759
Reckitt Benckiser	118,680	6,182
Reuters	558,300	5,121
Sports Direct International (2)	473,400	2,588
Standard Chartered	169,300	4,879
Wolseley	258,800	6,067
Total United Kingdom (Cost $42,961)		53,866

SHORT-TERM INVESTMENTS 0.5%

Money Market Funds 0.5%
T. Rowe Price Reserve Investment Fund, 5.37% (3)(4)	2,534,441	2,535
Total Short-Term Investments (Cost $2,535)		2,535
SECURITIES LENDING COLLATERAL 21.5%
Money Market Pooled Account 21.5%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 5.34% (3)	108,184,705	108,185
Total Securities Lending Collateral (Cost $108,185)		108,185
Total Investments in Securities
120.4% of Net Assets (Cost $465,470)		$605,755

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	All or a portion of this security is on loan at March 31, 2007 - see Note 2
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company -see Note 4
ADR	American Depository Receipts
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price International Stock Portfolio
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Stock Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At March 31, 2007, the value of loaned securities was $104,569,000; aggregate collateral consisted of $108,185,000 in the money market pooled account and U.S. government securities valued at $1,299,000.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $465,470,000. Net unrealized gain aggregated $140,302,000 at period-end, of which $148,214,000 related to appreciated investments and $7,912,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended March 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $151,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at March 31, 2007, and December 31, 2006, was $2,535,000 and $16,228,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Series, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007